Contract Liabilities (Tables)	12 Months Ended
Dec. 31, 2021
Contract liabilities [abstract]
Disclosure of detailed information about contracts liabilities [Text Block]

	As at 31 December
	2020	2021
	RMB’000	RMB’000
Contract liabilities	495,404	424,607